Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases.
Schedule of carrying amounts of right-of-use assets

Right-of-use
assets
Cost:
December 31, 2020	$1,660,098
Additions	1,575,434
Foreign exchange translation difference	2,520
December 31, 2021	3,238,052
Additions	8,424,158
Disposal	(524,568)
Foreign exchange translation difference	(658)
September 30, 2022	$11,136,984
Amortization:
December 31, 2020	$732,764
Additions	767,293
Foreign exchange translation difference	586
December 31, 2021	1,500,643
Additions	883,253
Disposal	(198,623)
Foreign exchange translation difference	(227)
September 30, 2022	$2,185,046
Net book value:
December 31, 2021	$1,737,409
September 30, 2022	$8,951,938

Schedule of change in the lease liabilities

Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271
Lease addition	16,426,759
Accretion of lease liability	765,768
Repayment of principal and interest	(849,532)
Lease modification	(356,433)
Balance as at September 30, 2022	$17,873,833

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
At September 30, 2022	lease payments	Interest	payments
Less than one year	$2,142,683	$859,240	$1,283,443
Between one and five years	11,747,097	6,121,109	5,625,988
More than five years	15,711,180	4,746,778	10,964,402
	$29,600,961	$11,727,127	$17,873,833
Current portion of lease liabilities			1,283,443
Non-current portion of lease liabilities			$16,590,390